Concentration of Credit Risk (Tables)	6 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Customer A	31.4%	0.0%	18.7%	0.0%
Customer B	15.0%	5.5%	4.9%	10.2%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Supplier A	33.2%	0.0%	37.7%	0.00%
Supplier B	23.2%	31.6%	1.5%	18.7%
Supplier C	19.6%	11.1%	28.1%	9.7%